Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary Of Basic and Diluted Income (Loss) Per Ordinary Share

The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(20,957)	$(18,693)

Denominator:
Weighted average shares used to compute basic and diluted net loss per share	55,688,281	7,767,169

Net loss per common share—basic and diluted	$(0.38)	$(2.41)

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Common Share

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three Months Ended March 31,
	2021	2020
Redeemable convertible preferred stock	—	4,384,348
Options to purchase common stock	24,626,748	1,467,347
Unvested RSA	34,932	26,908
Restricted stock units	959,874	—
Unvested early exercised common stock options	3,935,428	89,431
Vested and early exercised options subject to nonrecourse notes	1,761,436	—
Preferred stock warrants	—	37,285
Public and private common stock warrants	15,999,996	—

Total	47,318,414	6,005,319

Schedule of Outstanding Shares of Potentially Dilutive Securities

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2019	2020
Redeemable convertible preferred stock	4,384,348	88,434,754
Options to purchase common stock	1,599,645	25,732,503
Unvested RSA	34,865	146,675
Unvested early exercised common stock options	120,984	6,212,254
Vested and early exercised options subject to nonrecourse notes	—	2,151,100
Preferred stock warrants	37,285	4,443,862

Total	6,177,127	127,121,148